Subsequent Events	3 Months Ended	12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023
Subsequent Events [Abstract]
Subsequent Events

11. Subsequent Events

Debt Amendment

On October 12, 2023, the Company entered into the Fourth Amendment by and among the Company, the Borrowers, the Lenders party thereto, and Agent. The Fourth Amendment, among other things: (i) waives certain existing events of default relating to the Company’s failure to comply with the financial covenants and financial reporting requirements set forth in the credit agreement for prior fiscal periods; (ii) reduces the aggregate revolving commitment and the aggregate delayed draw term loan commitment to $200,000,000 and $38,100,000, respectively; (iii) replaces the maximum debt to capitalization financial covenant with a minimum adjusted EBITDA financial covenant of not less than (1) $4,000,000 for the fiscal quarter ending September 30, 2023, (2) $17,000,000 for the two fiscal quarter period ending December 31, 2023, (3) $27,000,000 for the three fiscal quarter period ending March 31, 2024, (4) $34,000,000 for the four fiscal quarter period ending June 30, 2024, and (5) $35,000,000 for each four fiscal quarter period ending thereafter; (iv) adds a minimum liquidity covenant of $25,000,000 (or, for fiscal quarters ending in December, $15,000,000), which applies only for the fiscal quarters ending September 30, 2023 through and including December 31, 2024 (the “Covenant Modification Period”); (v) suspends the minimum fixed charge coverage ratio covenant for the fiscal quarters ending September 30, 2023 through and including June 30, 2024 and provides for a step-down of the minimum fixed charge coverage ratio to 1.00:1.00 for the remainder of the Covenant Modification Period; (vi) adds an equity cure right for the Company in the event of future breaches of the financial covenants; (vii) reduces revolver availability by (1) $15,000,000 during the months of February through September of each year and (2) $10,000,000 during the months of October through January of each year; (viii) suspends the exercise of incremental facilities during the Covenant Modification Period; (ix) restricts all permitted acquisitions during the term of the credit facilities, unless previously approved by the required Lenders; (x) increases in the applicable margin for all credit facilities to 3.00% for SOFR Loans and 2.00% for ABR Loans, which margins will step-up further if certain prepayments of the term loans are not made by certain dates prescribed in the Fourth Amendment; (xi) adds additional mandatory prepayments of (1) $10,000,000 by no later than March 31, 2024, (2) an additional $10,000,000 by no later than June 30, 2024 and (3) an additional $25,000,000 by no later than December 31, 2024; (xii) adds additional mandatory prepayments in the event that the Borrowers maintain a cash balance in excess of $20,000,000; (xiii) permits additional sales of certain real property with an aggregate appraised value of approximately $60,000,000, in addition to related personal property assets; and (xiv) adds certain additional reporting requirements to Agent and the Lenders.

Executive Leadership Changes

On October 30, 2023 Seth Kaufman began his service as the Company’s President and Chief Executive Officer, as previously appointed by the Board on July 20, 2023. In connection with Mr. Kaufman's appointment, Jon Moramarco ceased his service as the Interim Chief Executive Officer of the Company. Mr. Moramarco will remain on the Company’s Board of Directors. The Consulting Agreement with Mr. Moramarco and bw166 for his services as Interim Chief Executive Officer was terminated effective October 31, 2023.

20. Subsequent Events

Debt Amendment

On October 12, 2023, the Company entered into a fourth amendment to the Second Amended and Restated Loan and Security Agreement (the “Fourth Amendment”) by and among the Company, the Borrowers, the Lenders party thereto, and Agent. The Fourth Amendment, among other things: (i) waives certain existing events of default relating to the Company’s failure to comply with the financial covenants and financial reporting requirements set forth in the Credit Agreement for prior fiscal periods; (ii) reduces the aggregate revolving commitment and the aggregate delayed draw term loan commitment to $200,000,000 and $38,100,000, respectively; (iii) replaces the maximum debt to capitalization financial covenant with a minimum adjusted EBITDA financial covenant of not less than (1) $4,000,000 for the fiscal quarter ending September 30, 2023, (2) $17,000,000 for the two fiscal quarter period ending December 31, 2023, (3) $27,000,000 for the three fiscal quarter period ending March 31, 2024, (4) $34,000,000 for the four fiscal quarter period ending June 30, 2024, and (5) $35,000,000 for each four fiscal quarter period ending thereafter; (iv) adds a minimum liquidity covenant of $25,000,000 (or, for fiscal quarters ending in December, $15,000,000), which applies only for the fiscal quarters ending September 30, 2023 through and including December 31, 2024 (the “Covenant Modification Period”); (v) suspends the minimum fixed charge coverage ratio covenant for the fiscal quarters ending September 30, 2023 through and including June 30, 2024 and provides for a step-down of the minimum fixed charge coverage ratio to 1.00:1.00 for the remainder of the Covenant Modification Period; (vi) adds an equity cure right for the Company in the event of future breaches of the financial covenants; (vii) reduces revolver availability by (1) $15,000,000 during the months of February through September of each year and (2) $10,000,000 during the months of October through January of each year; (viii) suspends the exercise of incremental facilities during the Covenant Modification Period; (ix) restricts all permitted acquisitions during the term of the credit facilities, unless previously approved by the required Lenders; (x) increases in the applicable margin for all credit facilities to 3.00% for SOFR Loans and 2.00% for ABR Loans, which margins will step-up further if certain prepayments of the Term Loans are not made by certain dates prescribed in the Amendment; (xi) adds additional mandatory prepayments of (1) $10,000,000 by no later than March 31, 2024, (2) an additional $10,000,000 by no later than June 30, 2024 and (3) an additional $25,000,000 by no later than December 31, 2024; (xii) adds additional mandatory prepayments in the event that the Borrowers maintain a cash balance in excess of $20,000,000; (xiii) permits additional sales of certain real property with an aggregate appraised value of approximately $60,000,000, in addition to related personal property assets; and (xiv) adds certain additional reporting requirements to Agent and the Lenders.

Nasdaq Deficiency Notice

On September 13, 2023, the Company received a letter from the Listing Qualifications Staff of The Nasdaq Stock Market LLC (“Nasdaq”) indicating that, based upon the closing bid price of the Company’s common stock for the last 30 consecutive business days, the Company no longer meets Nasdaq Listing Rule 5450(a)(1), which requires listed companies to maintain a minimum bid price of at least $1 per share.

Nasdaq Listing Rule 5810(c)(3)(A) provides a compliance period of 180 calendar days, or until March 11, 2024, in which to regain compliance with the minimum bid price requirement. If the Company evidences a closing bid price of at least $1 per share for a minimum of 10 consecutive business days during the 180-day compliance period, the Company will automatically regain compliance. In the event the Company does not regain compliance with the $1 bid price requirement by March 11, 2024, the Company may be eligible for consideration of a second 180-day compliance period. To qualify for this additional compliance period, the Company would be required to transfer the listing of the common stock to the Nasdaq Capital Market. To qualify, the Company must meet the continued listing requirement for the applicable market value of publicly held shares requirement and all other applicable initial listing standards for the Nasdaq Capital Market, with the exception of the minimum bid price requirement. In addition, the Company would also be required to notify Nasdaq of its intent to cure the minimum bid price deficiency.

If the Company fails to regain compliance with the Nasdaq continued listing standards, Nasdaq will provide notice that the Company’s common stock will be subject to delisting. The Company would then be entitled to appeal that determination to a Nasdaq hearings panel.

The notification has no immediate effect on the listing of the Company’s common stock on Nasdaq. The Company intends to monitor the closing bid price of its common stock and consider its available options in the event the closing bid price of its common stock remains below $1 per share.

Restructuring

On July 20, 2023, the Company's executive officers, authorized by the Board of Directors (the "Board") to take such action, approved an organizational restructuring plan (the "Plan") to expand margin through simplification and improved execution, measurably reduce costs, improve cash management, monetize assets, reduce debt and grow revenue of its key brands. As part of the Plan, there was a reduction in force affecting approximately 25 roles, or 4% of the workforce, which is expected to increase the Company's annualized cost savings to approximately $6 million, including the impact of the actions taken in March 2023, which was a reduction in force of approximately 20 roles. Cash expenditures for the reduction in force are estimated to be $6 million to $7 million, substantially all of which are related to employee severance and benefits costs. The majority of the expense is expected to be accrued in the first quarter of 2024.

Executive Leadership Changes

On July 20, 2023, the Company announced that the Board appointed Seth Kaufman, age 49, as the Company’s President and Chief Executive Officer, effective on or prior to October 30, 2023. In connection with such appointment, the Company entered into an Employment Agreement with Mr. Kaufman, pursuant to which the Company will pay an annualized base salary of $900 thousand, a target bonus of 80% of base salary, which is guaranteed for fiscal 2024, and a signing bonus of $326 thousand payable in two equal lump sums on the 6-month and 12-month anniversary dates of his employment, respectively. Additionally, the Company awarded Mr. Kaufman a one-time grant of 4 million stock options, pursuant to the Company's 2021 Omnibus Incentive Plan (the "2021 Plan"), with each one-fourth of the granted options vesting over four years and being exercisable at $1.50, $3.00, $4.50, and $6.00 per share respectively; 1 million time-vesting restricted stock units pursuant to the 2021 Plan, which vest over four years; and 2 million performance-vesting restricted stock units (the "PSUs") pursuant to the 2021 Plan, which vest over four years, provided that for each one-third of the granted PSUs, the Volume Weighted Average Price per share of the Company's common stock over a 30 day consecutive trading day period preceding an applicable vesting date is at least $2.00, $4.00, and $6.00 per share, respectively.

On July 19, 2023, the Company and Terry Wheatley, President of VWE, entered into a Separation Agreement and Release of all Claims (the "Separation Agreement") whereby Ms. Wheatley voluntarily elected to resign from the Company. Pursuant to the terms of the Separation Agreement, the employment agreement between the Company and Ms. Wheatley effective June 7, 2021 (the "Prior Employment Agreement") was terminated and upon such termination the Company agreed to provide Ms. Wheatley her accrued but unpaid Base Salary and PTO (as defined in the Prior Employment Agreement) through July 19, 2023, and any vested amounts or benefits that she is entitled to receive under any plan, program, or policy, as described in Section 5.1 of the Prior Employment Agreement. Pursuant to the terms of the Separation Agreement, the Company agreed to pay Ms. Wheatley an amount equal to three years of her annual base salary, to be paid in monthly installments over twenty-four consecutive months, a one-time payment of $125 thousand and reimbursement for the cost of health insurance continuation coverage through December 31, 2023, if continuation coverage is elected by Ms. Wheatley. In addition, the Company agreed to use good faith reasonable efforts to enter into an asset purchase agreement for the sale to Ms. Wheatley of the Company’s intellectual property rights related to its "Purple Cowboy," "Wine Sisterhood" and "Gem & Jane" trademarks for a nominal price.

The Company and Ms. Wheatley entered into an asset purchase agreement (the "Wheatley APA") effective as of September 17, 2023, whereby the Company sold Ms. Wheatley all of its intellectual property rights related to its "Purple Cowboy," "Wine Sisterhood" and "Gem+Jane" trademarks for a nominal sum. Pursuant to the Wheatley APA, the Company holds a worldwide, non-exclusive license to use the Purple Cowboy intellectual property ("IP") until June 30, 2024 for the purpose of liquidating its existing Purple Cowboy inventory. Pursuant to the Wheatley APA, Ms. Wheatley is required to purchase, by December 31, 2024, all Purple Cowboy inventory held by the Company that was not sold by June 30, 2024, at cost plus shipping charges. From September 17, 2023 to June 30, 2024, the Company has agreed to make sponsorship payments to “Tough Enough to Wear Pink” of all gross profits received from sales of inventory associated with the Purple Cowboy IP. The sponsorship payments are to be made at a rate of $20,000 per month with any adjustment needed to account for remaining gross profits not previously covered by the sponsorship payments to be made in the final payment in July 2024. In the event the sponsorship payments exceed the gross profits received by the Company from sales of Purple Cowboy inventory, Ms. Wheatley is required to refund such excess amount to the Company by July 30, 2024. Pursuant to the Wheatley APA, the Company holds a worldwide, partially non-exclusive and partially exclusive license to use the Wine Sisterhood IP for the purpose of liquidating, and until it has liquidated, its existing inventory associated with the Wine Sisterhood IP. Ms. Wheatley has also agreed to pay the Company a royalty of $1.00 per 9-liter case of “Gem+Jane” branded products sold for a period of three years from September 17, 2023.